Commitments (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Company's Commitments

The Company’s commitments as of December 31, 2016 were as follows:

In millions of U.S. dollars	Total	2017	2018	2019	2020	2021	Thereafter
Operating leases	168	46	31	19	16	13	43
Purchase obligations	619	581	34	4	—	—	—
of which:
Equipment purchase	402	402	—	—	—	—	—
Foundry purchase	80	80	—	—	—	—	—
Software, design, technologies and licenses	137	99	34	4	—	—	—
Other obligations	406	248	90	47	9	5	7

Total	1,193	875	155	70	25	18	50